T. ROWE PRICE MID-CAP INDEX FUND

September 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.6%
COMMUNICATION SERVICES 5.4%

Diversified Telecommunication Services 0.5%
GCI Liberty, Class A (1)	223	14
Zayo Group Holdings (1)	510	17
		31
Entertainment 1.7%
Cinemark Holdings	242	9
Liberty Media - Liberty Formula One, Class A (1)(2)	55	2
Liberty Media - Liberty Formula One, Class C (1)	451	19
Lions Gate Entertainment, Series A	128	1
Lions Gate Entertainment, Series B	235	2
Live Nation Entertainment (1)	292	20
Madison Square Garden, Class A (1)	42	11
Spotify Technology (1)	268	31
World Wrestling Entertainment, Class A (2)	100	7
Zynga, Class A (1)	1,928	11
		113
Interactive Media & Services 0.9%
IAC/InterActiveCorp (1)	169	37
Match Group (2)	123	9
Zillow Group, Class A (1)(2)	125	4
Zillow Group, Class C (1)(2)	283	8
		58
Media 2.1%
Altice USA, Class A (1)	712	20
AMC Networks, Class A (1)	96	5
Cable One	10	13
John Wiley & Sons, Class A	102	5
Liberty Broadband, Class A (1)	57	6
Liberty Broadband, Class C (1)	238	25
Liberty Media - Liberty SiriusXM, Class A (1)	198	8
Liberty Media - Liberty SiriusXM, Class C (1)	344	14
New York Times, Class A (2)	367	11

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)
Nexstar Media Group, Class A	102	10
Sinclair Broadcast Group, Class A	139	6
Sirius XM Holdings (2)	3,107	19
		142
Wireless Telecommunication Services 0.2%
Sprint (1)(2)	1,330	8
Telephone & Data Systems	237	6
United States Cellular (1)	34	1
		15
Total Communication Services		359
CONSUMER DISCRETIONARY 12.1%
Auto Components 0.6%
Gentex	580	16
Goodyear Tire & Rubber	527	8
Lear	137	16
		40
Automobiles 1.3%
Tesla (1)(2)	319	77
Thor Industries	120	7
		84
Distributors 0.3%
Pool	88	18
		18
Diversified Consumer Services 1.1%
Bright Horizons Family Solutions (1)	130	20
Graham Holdings, Class B	10	7
Grand Canyon Education (1)	108	10
Service Corporation International	405	19
ServiceMaster Global Holdings (1)	306	17
		73
Hotels, Restaurants & Leisure 3.9%
Aramark	555	24
Caesars Entertainment (1)	1,292	15
Choice Hotels International (2)	79	7
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

Domino's Pizza	93	23
Dunkin' Brands Group	189	15
Extended Stay America	427	6
Hilton Grand Vacations (1)	195	6
Hyatt Hotels, Class A	82	6
International Game Technology (2)	236	4
Las Vegas Sands	775	45
Planet Fitness, Class A (1)	190	11
Six Flags Entertainment	181	9
Vail Resorts	91	21
Wendy's	413	8
Wyndham Destinations	210	10
Wyndham Hotels & Resorts	217	11
Yum China Holdings	822	37
		258
Household Durables 0.6%
Roku (1)(2)	194	20
Tempur Sealy International (1)	103	8
Toll Brothers	301	12
		40
Internet & Direct Marketing Retail 1.0%
Etsy (1)(2)	271	15
GrubHub (1)(2)	208	12
Qurate Retail, Series A (1)	869	9
Uber Technologies (1)(2)	415	13
Wayfair, Class A (1)(2)	142	16
		65
Leisure Products 0.4%
Brunswick	198	10
Mattel (1)(2)	780	9
Polaris Industries	130	12
		31
Multiline Retail 0.1%
Ollie's Bargain Outlet Holdings (1)(2)	117	7
		7
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

Specialty Retail 1.6%
AutoNation (1)	128	6
Burlington Stores (1)	149	30
Carvana (1)(2)	101	7
Dick's Sporting Goods	148	6
Five Below (1)	124	15
Floor & Decor Holdings, Class A (1)	153	8
Foot Locker	248	11
Penske Automotive Group	84	4
Urban Outfitters (1)(2)	156	4
Williams-Sonoma (2)	177	12
		103
Textiles, Apparel & Luxury Goods 1.2%
Carter's	98	9
Columbia Sportswear	66	6
Lululemon Athletica (1)	269	52
Skechers USA, Class A (1)	305	11
		78
Total Consumer Discretionary		797
CONSUMER STAPLES 2.4%

Beverages 0.2%
Keurig Dr Pepper (2)	473	13
		13
Food & Staples Retailing 0.6%
Casey's General Stores	84	14
Grocery Outlet Holding (1)	43	1
Sprouts Farmers Market (1)	255	5
US Foods Holding (1)	493	20
		40
Food Products 1.2%
Beyond Meat (1)(2)	31	5
Bunge	311	18
Flowers Foods	451	10
Hain Celestial Group (1)(2)	219	5
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

Ingredion	151	12
Pilgrim's Pride (1)	124	4
Post Holdings (1)	148	16
Seaboard	1	4
TreeHouse Foods (1)	125	7
		81
Household Products 0.2%
Energizer Holdings (2)	147	6
Spectrum Brands Holdings	90	5
		11
Personal Products 0.2%
Herbalife Nutrition (1)	232	9
Nu Skin Enterprises, Class A	127	5
		14
Total Consumer Staples		159
ENERGY 2.2%

Energy Equipment & Services 0.2%
Apergy (1)	179	5
Patterson-UTI Energy	465	4
Transocean (1)(2)	1,280	6
		15
Oil, Gas & Consumable Fuels 2.0%
Antero Midstream (2)	545	4
Antero Resources (1)(2)	579	2
Centennial Resource Development, Class A (1)	429	2
Cheniere Energy (1)	530	33
Chesapeake Energy (1)(2)	3,142	5
Continental Resources (1)	198	6
EQT	596	6
Equitrans Midstream (2)	457	7
Kosmos Energy	790	5
Murphy Oil (2)	358	8
Parsley Energy, Class A	610	10
PBF Energy, Class A	269	7

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

Range Resources (2)	494	2
Targa Resources (2)	519	21
WPX Energy (1)	950	10
		128
Total Energy		143
FINANCIALS 15.3%

Banks 3.9%
Associated Banc-Corp	357	7
Bank of Hawaii (2)	92	8
Bank OZK	276	8
BankUnited	212	7
BOK Financial	77	6
CIT Group	215	10
Commerce Bancshares (2)	226	14
Cullen/Frost Bankers (2)	128	11
East West Bancorp	325	14
First Citizens BancShares, Class A	16	8
First Hawaiian	309	8
First Horizon National	708	11
FNB	736	8
PacWest Bancorp	267	10
Pinnacle Financial Partners	170	10
Popular	216	12
Prosperity Bancshares (2)	150	11
Signature Bank	122	15
Sterling Bancorp	449	9
Synovus Financial	330	12
TCF Financial	347	13
Texas Capital Bancshares (1)	117	6
Umpqua Holdings	500	8
Webster Financial	207	10
Western Alliance Bancorp	219	10
Wintrust Financial	128	8
		254

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

Capital Markets 2.2%
BGC Partners, Class A	659	4
Eaton Vance	253	11
Evercore, Class A	90	7
FactSet Research Systems	85	21
Interactive Brokers Group, Class A	169	9
Janus Henderson Group	370	8
Lazard, Class A	232	8
Legg Mason	195	8
LPL Financial Holdings	188	15
Morningstar	45	7
SEI Investments	292	17
TD Ameritrade Holding	618	29
Virtu Financial, Class A (2)	104	2
		146
Consumer Finance 1.0%
Ally Financial	887	30
Credit Acceptance (1)	24	11
Navient	460	6
OneMain Holdings	141	5
Santander Consumer USA Holdings	230	6
SLM	952	8
		66
Diversified Financial Services 0.6%
AXA Equitable Holdings	668	15
Jefferies Financial Group	570	10
Voya Financial	318	17
		42
Insurance 5.6%
Alleghany (1)	32	25
American Financial Group	167	18
American National Insurance	18	2
Arch Capital Group (1)	872	37
Assured Guaranty	219	10
Athene Holding, Class A (1)	337	14
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

Axis Capital Holdings	190	13
Brighthouse Financial (1)	253	10
Brown & Brown	542	19
CNA Financial	64	3
Erie Indemnity, Class A (2)	56	10
Fidelity National Financial	601	27
First American Financial	247	15
Hanover Insurance Group	90	12
Kemper	143	11
Markel (1)	31	37
Mercury General	66	4
Old Republic International	652	15
Primerica	95	12
Reinsurance Group of America	143	23
RenaissanceRe Holdings	99	19
White Mountains Insurance Group	7	8
WR Berkley	326	24
		368
Mortgage Real Estate Investment Trusts 1.5%
AGNC Investment, REIT	1,243	20
Annaly Capital Management, REIT	3,294	29
Chimera Investment, REIT	423	8
MFA Financial, REIT	1,009	7
New Residential Investment, REIT	941	15
Starwood Property Trust, REIT	618	15
Two Harbors Investment, REIT	599	8
		102
Thrifts & Mortgage Finance 0.5%
LendingTree (1)(2)	17	5
MGIC Investment	804	10
New York Community Bancorp	1,028	13
TFS Financial	110	2
		30
Total Financials		1,008

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

HEALTH CARE 10.1%

Biotechnology 2.9%
Agios Pharmaceuticals (1)(2)	131	4
Alkermes (1)	369	7
Alnylam Pharmaceuticals (1)	244	20
BioMarin Pharmaceutical (1)	407	28
Bluebird Bio (1)(2)	128	12
Exelixis (1)	693	12
Guardant Health (1)	83	5
Ionis Pharmaceuticals (1)(2)	288	17
Moderna (1)(2)	463	8
Neurocrine Biosciences (1)	206	19
Sage Therapeutics (1)(2)	116	16
Sarepta Therapeutics (1)(2)	161	12
Seattle Genetics (1)	261	22
United Therapeutics (1)	100	8
		190
Health Care Equipment & Supplies 2.9%
Cantel Medical	85	6
DexCom (1)	206	31
Exact Sciences (1)	290	26
Hill-Rom Holdings	152	16
ICU Medical (1)	42	7
Insulet (1)(2)	135	22
Integra LifeSciences Holdings (1)	164	10
Masimo (1)	107	16
Penumbra (1)(2)	71	10
STERIS	190	27
West Pharmaceutical Services	166	23
		194
Health Care Providers & Services 0.9%
Acadia Healthcare (1)(2)	203	6
Chemed	36	15
Covetrus (1)(2)	220	3
Encompass Health	221	14
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

MEDNAX (1)	185	4
Molina Healthcare (1)	141	16
Premier, Class A (1)	112	3
		61
Health Care Technology 0.9%
Change Healthcare (1)	110	1
Medidata Solutions (1)	136	13
Veeva Systems, Class A (1)	294	45
		59
Life Sciences Tools & Services 1.5%
Adaptive Biotechnologies (1)	37	1
Avantor (1)	531	8
Bio-Rad Laboratories, Class A (1)	48	16
Bio-Techne	84	16
Bruker	235	10
Charles River Laboratories International (1)	109	14
PRA Health Sciences (1)	141	14
QIAGEN (1)	502	17
		96
Pharmaceuticals 1.0%
Catalent (1)	325	15
Elanco Animal Health (1)	850	23
Horizon Pharma (1)	423	12
Jazz Pharmaceuticals (1)	126	16
		66
Total Health Care		666
INDUSTRIALS & BUSINESS SERVICES 12.3%

Aerospace & Defense 1.7%
BWX Technologies (2)	216	12
Curtiss-Wright	96	13
HEICO	88	11
HEICO, Class A	173	17
Hexcel	195	16
Spirit AeroSystems Holdings, Class A	234	19

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)
Teledyne Technologies (1)	81	26
		114
Air Freight & Logistics 0.2%
XPO Logistics (1)(2)	209	15
		15
Airlines 0.3%
Copa Holdings, Class A	73	7
JetBlue Airways (1)	677	11
		18
Building Products 0.8%
Armstrong Worldwide Industries	110	11
Lennox International	80	20
Owens Corning	243	15
Resideo Technologies (1)	295	4
		50
Commercial Services & Supplies 0.8%
ADT (2)	263	2
Clean Harbors (1)	117	9
frontdoor (1)	193	9
IAA (1)	301	13
KAR Auction Services (2)	313	8
Stericycle (1)(2)	203	10
		51
Construction & Engineering 0.4%
AECOM (1)	349	13
Fluor	317	6
Valmont Industries	50	7
		26
Electrical Equipment 0.9%
Acuity Brands	90	12
GrafTech International (2)	139	2
Hubbell	123	16
nVent Electric	344	8
Regal Beloit	96	7
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

Sensata Technologies Holding (1)	362	18
		63
Industrial Conglomerates 0.3%
Carlisle Companies	127	18
		18
Machinery 3.1%
AGCO	146	11
Allison Transmission Holdings	250	12
Colfax (1)(2)	210	6
Crane	115	9
Donaldson	287	15
Gardner Denver Holdings (1)	297	8
Gates Industrial (1)(2)	104	1
Graco	374	17
ITT	200	12
Lincoln Electric Holdings	134	12
Middleby (1)	126	15
Nordson	130	19
Oshkosh	154	12
Timken	156	7
Toro	239	18
Trinity Industries	251	5
WABCO Holdings (1)	116	15
Woodward	124	13
		207
Marine 0.2%
Kirby (1)	135	11
		11
Professional Services 1.4%
CoStar Group (1)	82	49
ManpowerGroup	135	11
TransUnion	426	34
		94
Road & Rail 1.2%
AMERCO	20	8
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

Genesee & Wyoming, Class A (1)	127	14
Knight-Swift Transportation Holdings (2)	280	10
Landstar System	89	10
Lyft, Class A (1)(2)	71	3
Old Dominion Freight Line	148	25
Ryder System	113	6
Schneider National, Class B	126	3
		79
Trading Companies & Distributors 0.9%
Air Lease	236	10
HD Supply Holdings (1)	395	15
MSC Industrial Direct, Class A	96	7
Univar (1)(2)	356	7
Watsco	74	13
WESCO International (1)	96	5
		57
Transportation Infrastructure 0.1%
Macquarie Infrastructure	167	7
		7
Total Industrials & Business Services		810
INFORMATION TECHNOLOGY 22.4%

Communications Equipment 0.5%
Ciena (1)	346	14
CommScope Holding (1)(2)	433	5
EchoStar, Class A (1)	108	4
Ubiquiti (2)	35	4
ViaSat (1)	129	10
		37
Electronic Equipment, Instruments & Components 2.3%
Arrow Electronics (1)	186	14
Avnet	240	11
Cognex	376	19
Coherent (1)	54	8
Dolby Laboratories, Class A	146	9

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

Jabil	333	12
Littelfuse	55	10
National Instruments	295	12
SYNNEX	94	11
Trimble (1)	566	22
Zebra Technologies, Class A (1)	122	25
		153
IT Services 4.7%
Amdocs	307	20
Black Knight (1)	326	20
Booz Allen Hamilton Holding	313	22
CACI International, Class A (1)	56	13
CoreLogic (1)	182	8
EPAM Systems (1)	117	21
Euronet Worldwide (1)	113	17
Genpact	396	15
GoDaddy, Class A (1)	398	26
MongoDB (1)(2)	95	12
Okta (1)	230	23
Sabre	624	14
Square, Class A (1)(2)	770	48
Switch, Class A	130	2
Twilio, Class A (1)(2)	272	30
WEX (1)	98	20
		311
Semiconductors & Semiconductor Equipment 2.9%
Cree (1)	238	12
Cypress Semiconductor	836	19
Entegris	312	15
First Solar (1)	189	11
Marvell Technology Group	1,489	37
MKS Instruments	126	12
Monolithic Power Systems	96	15
ON Semiconductor (1)	941	18
Teradyne	388	22
Universal Display	97	16
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

Versum Materials	248	13
		190
Software 11.7%
2U (1)(2)	126	2
Alteryx, Class A (1)(2)	104	11
Anaplan (1)	190	9
Aspen Technology (1)	156	19
Atlassian, Class A (1)	240	30
Avalara (1)	104	7
CDK Global	276	13
Ceridian HCM Holding (1)	185	9
Coupa Software (1)	139	18
Dell Technologies, Class C (1)	344	18
DocuSign (1)(2)	347	21
Dropbox, Class A (1)	474	10
Dynatrace (1)(2)	83	2
Elastic (1)(2)	101	8
Fair Isaac (1)	65	20
FireEye (1)	452	6
Guidewire Software (1)	186	20
HubSpot (1)	91	14
LogMeIn	111	8
Manhattan Associates (1)	145	12
Medallia (1)	35	1
New Relic (1)	113	7
Nuance Communications (1)	650	11
Nutanix, Class A (1)(2)	324	8
Pagerduty (1)(2)	22	1
Palo Alto Networks (1)	213	43
Paycom Software (1)	111	23
Paylocity Holding (1)	73	7
Pegasystems	86	6
Pluralsight, Class A (1)(2)	137	2
Proofpoint (1)	125	16
PTC (1)	236	16
RealPage (1)	181	11
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

RingCentral, Class A (1)	162	20
ServiceNow (1)	424	108
Smartsheet, Class A (1)	195	7
SolarWinds (1)(2)	100	2
Splunk (1)	341	40
SS&C Technologies Holdings	499	26
Teradata (1)	253	8
Trade Desk, Class A (1)(2)	87	16
Tyler Technologies (1)	86	23
VMware, Class A	175	26
Workday, Class A (1)	362	62
Zendesk (1)	248	18
Zscaler (1)(2)	141	7
		772
Technology Hardware, Storage & Peripherals 0.3%
NCR (1)	276	8
Pure Storage, Class A (1)	520	9
		17
Total Information Technology		1,480
MATERIALS 4.3%

Chemicals 1.8%
Ashland Global Holdings	136	10
Axalta Coating Systems (1)	467	14
Cabot	134	6
Chemours	371	6
Element Solutions (1)	529	5
Huntsman	498	12
NewMarket	16	8
Olin	377	7
RPM International	290	20
Scotts Miracle-Gro	90	9
Valvoline	428	9
Westlake Chemical	77	5
WR Grace	130	9
		120
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

Construction Materials 0.1%
Eagle Materials	95	9
		9
Containers & Packaging 1.3%
AptarGroup	147	17
Ardagh Group	44	1
Berry Global Group (1)	297	12
Crown Holdings (1)	295	20
Graphic Packaging Holding	667	10
Owens-Illinois	336	3
Silgan Holdings	182	5
Sonoco Products	225	13
		81
Metals & Mining 1.0%
Alcoa (1)	429	9
Reliance Steel & Aluminum	147	15
Royal Gold	148	18
Southern Copper	189	6
Steel Dynamics	476	14
United States Steel (2)	413	5
		67
Paper & Forest Products 0.1%
Domtar	143	5
		5
Total Materials		282
REAL ESTATE 10.7%

Equity Real Estate Investment Trusts 10.3%
American Campus Communities, REIT	312	15
American Homes 4 Rent, Class A, REIT	583	15
Americold Realty Trust, REIT (2)	436	16
Apple Hospitality, REIT	477	8
Brandywine Realty Trust, REIT	410	6
Brixmor Property Group, REIT	673	14
Brookfield Property REIT, Class A, REIT (2)	167	3
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

Camden Property Trust, REIT	211	23
Colony Capital, REIT	1,084	7
Columbia Property Trust, REIT	271	6
CoreSite Realty, REIT	84	10
Corporate Office Properties Trust, REIT	264	8
Cousins Properties, REIT	330	12
CubeSmart, REIT	437	15
CyrusOne, REIT	254	20
Douglas Emmett, REIT	376	16
Empire State Realty Trust, Class A, REIT	351	5
EPR Properties, REIT	175	13
Equity Commonwealth, REIT	271	9
Equity LifeStyle Properties, REIT	199	27
Gaming and Leisure Properties, REIT	459	18
Healthcare Trust of America, Class A, REIT	462	14
Highwoods Properties, REIT	232	10
Hudson Pacific Properties, REIT	345	12
Invitation Homes, REIT	1,082	32
JBG SMITH Properties, REIT	278	11
Kilroy Realty, REIT	224	17
Lamar Advertising, Class A, REIT	194	16
Liberty Property Trust, REIT	351	18
Life Storage, REIT	106	11
Medical Properties Trust, REIT	1,005	20
National Retail Properties, REIT	372	21
Omega Healthcare Investors, REIT	485	20
Outfront Media, REIT	326	9
Paramount Group, REIT	477	6
Park Hotels & Resorts, REIT	542	14
Rayonier, REIT	291	8
Retail Properties of America, Class A, REIT	492	6
Service Properties Trust, REIT	368	10
SITE Centers, REIT	317	5
Spirit Realty Capital, REIT	200	10
STORE Capital, REIT	478	18
Sun Communities, REIT	201	30

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)
Taubman Centers, REIT	138	6
VEREIT, REIT	2,389	23
VICI Properties, REIT (2)	1,048	24
Weingarten Realty Investors, REIT	286	8
WP Carey, REIT	382	34
		679
Real Estate Management & Development 0.4%
Howard Hughes (1)	93	12
Jones Lang LaSalle	117	16
		28
Total Real Estate		707
UTILITIES 2.4%
Electric Utilities 1.0%
Avangrid	128	7
Hawaiian Electric Industries	246	11
IDACORP	116	13
OGE Energy	453	20
PG&E (1)(2)	1,193	12
		63
Gas Utilities 0.5%
National Fuel Gas	187	8
UGI	473	24
		32
Independent Power & Renewable Electricity Producers 0.4%
Vistra Energy	962	26
		26
Multi-Utilities 0.2%
MDU Resources	447	13
		13

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)
Water Utilities 0.3%
Aqua America	489	22
		22
Total Utilities		156
Total Common Stocks (Cost $5,267)		6,567

EQUITY MUTUAL FUNDS 0.4%
SPDR S&P MidCap 400 ETF Trust	72	25
Total Equity Mutual Funds (Cost $23)		25

SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 2.00% (3)(4)	18,506	19
Total Short-Term Investments (Cost $19)		19

SECURITIES LENDING COLLATERAL 9.7%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 9.7%
Short-Term Funds 9.7%
T. Rowe Price Short-Term Fund, 2.07% (3)(4)	64,046	640
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		640
Total Securities Lending Collateral (Cost $640)		640

Total Investments in Securities 110.0%
(Cost $5,949)		$7,251
Other Assets Less Liabilities (10.0)%		(659)
Net Assets 100.0%		$6,592

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2019.
(3) Affiliated Companies
(4) Seven-day yield
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

ETF	Exchange-Traded Fund
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized		Investment
Affiliate		(Loss)		Gain/Loss		Income
T. Rowe Price Government
Reserve Fund		$—		$—		$—
T. Rowe Price Short-Term Fund		—		—		—++
Totals	$	—#		$—	$	—+

Supplementary Investment Schedule
	Value	Purchase		Sales		Value
Affiliate	12/31/18	Cost		Cost		9/30/19
T. Rowe Price Government
Reserve Fund	$53		¤	¤ $		19
T. Rowe Price Short-Term
Fund	350		¤	¤		640
$659^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $659.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Mid-Cap Index Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE MID-CAP INDEX FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On September 30, 2019, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.